Employee benefit plans - Weighted average assumptions for periodic benefit cost (Details) - Defined Benefit Pension Plans	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined benefit pension plans
Discount rate (as a percent)	3.25%	3.67%	3.21%
Rate of compensation increase (as a percent)	3.23%	3.27%	3.26%
Rate of pension increase (as a percent)	1.45%	1.69%	1.75%